Derivative Warrant Liabilities - Additional Information (Details) - $ / shares	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 21, 2021	Sep. 30, 2020	Sep. 21, 2020
Derivative Warrant Liabilities [Line Items]
Class of warrants exercise price	$ 11.50	$ 11.50
Warrants and Rights Outstanding, Term	5 years	5 years
Percent of gross proceeds	60.00%	60.00%
Ratio of redemption feature per warrant	0.361	0.361
Triggering Share Price Of Common Stock Class A [Member]
Derivative Warrant Liabilities [Line Items]
Business acquisition, share price	$ 9.20	$ 9.20
Private Placement Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrant or Right, Outstanding	4,666,667	4,666,667
Private Placement Warrants [Member] | Share trigger price one [Member]
Derivative Warrant Liabilities [Line Items]
Warrants redemption price per share	$ 0.01	$ 0.01
Minimum notice period for warrants redemption	30 days	30 days
Private Placement Warrants [Member] | Share trigger price one [Member] | Maximum [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants exercise price adjustment percentage	115.00%	115.00%
Warrants redeemable threshold consecutive trading days	30 days	30 days
Private Placement Warrants [Member] | Share trigger price one [Member] | Minimum [Member]
Derivative Warrant Liabilities [Line Items]
Warrants redeemable threshold consecutive trading days	20 days	20 days
Private Placement Warrants [Member] | Share trigger price two [Member]
Derivative Warrant Liabilities [Line Items]
Warrants redemption price per share	$ 0.10	$ 0.10
Minimum notice period for warrants redemption	30 days	30 days
Private Placement Warrants [Member] | Share trigger price two [Member] | Maximum [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants exercise price adjustment percentage	180.00%	180.00%
Warrants redeemable threshold consecutive trading days	30 days	30 days
Private Placement Warrants [Member] | Share trigger price two [Member] | Minimum [Member]
Derivative Warrant Liabilities [Line Items]
Warrants redeemable threshold consecutive trading days	20 days	20 days
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrant or Right, Outstanding	6,250,000	6,250,000
Common Class A [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants exercise price	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Shares Issued, Price Per Share	$ 9.20	$ 9.20
Common Class A [Member] | Share trigger price one [Member] | Minimum [Member]
Derivative Warrant Liabilities [Line Items]
Warrants redeemable threshold consecutive trading days	30 days	30 days
Common Class A [Member] | Share trigger price two [Member] | Maximum [Member]
Derivative Warrant Liabilities [Line Items]
Warrants redeemable threshold consecutive trading days	10 days	10 days
Common Class A [Member] | Private Placement Warrants [Member] | Share trigger price one [Member]
Derivative Warrant Liabilities [Line Items]
Warrants redemption price per share	$ 18.00	$ 18.00
Common Class A [Member] | Private Placement Warrants [Member] | Share trigger price two [Member]
Derivative Warrant Liabilities [Line Items]
Warrants redemption price per share	$ 10.00	$ 10.00